DEFERRED REVENUE (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) oz	Dec. 31, 2019 USD ($)	Jan. 15, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of deferred income [Line Items]
Cash prepayment from customers		$ 169,800,000	$ 169,800,000	$ 0
Forward Gold Sale Arrangement [Member]
Disclosure of deferred income [Line Items]
Sales arrangement, monthly amount of product provided | oz	12,500
Floor price (in dollars per ounce)	$ 1,300
Cap price (in dollars per ounce)	$ 1,500